Schedule of Accrued Payroll and Welfare (Details) - HKD ($)	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Employees	$ 7,790,225	$ 7,840,455
Accrued paid time leave	1,014,000	741,481
Mandatory provident fund	519,158	459,006
Employee-related Liabilities, Current	$ 9,323,383	$ 9,040,942